Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions
Acquisitions
4	Acquisitions
(a)	Acquisition of CMRS Group Holding Limited

In October 2020, the Company acquired 100% equity interest in CMRS Group Holding Limited (“CMRS”), a company incorporated in Hong Kong. CMRS and its underlying subsidiaries (together, “CMRS Group”) are engaged in the provision of digital marketing, social media and key opinion leaders and smart content generation enterprise solution services. iClick Cayman expects to increase its market share in both Marketing and Enterprise Solutions segments with the combination of data-driven consumer experience management as well as digital content marketing and management to maximize digital marketing potential and efficiency through CMRS Group.

The total purchase consideration for CMRS Group amounted to US$14,449. This comprised cash consideration of HK$33,594 (equivalent to approximately US$4,335), 182,950 Class A ordinary shares of iClick Cayman with a fair value of US$2,440 and contingent consideration payable at a fair value of US$7,674.

4	Acquisition (Continued)
(a)	Acquisition of CMRS Group Holding Limited (Continued)

The acquisition was recorded as a business combination.

Fair value of consideration transferred:

Cash (Note (i))	4,335
Class A ordinary shares of iClick Cayman	2,440
Contingent consideration (Note (ii))	7,674
14,449

Note:

(i)	Out of the total cash consideration of US$4,335, US$959 was settled during the year ended December 31, 2020 and the remaining balance of US$3,376 was settled during the year ended December 31, 2021. There was no adjustment to the cash consideration amounts.
(ii)	Contingent consideration was contingently payable upon the satisfaction of certain financial performance targets of iClick Cayman and market conditions, which was to be settled partially by cash and partially by ordinary shares of iClick Cayman. The number of ordinary shares to be issued and allotted to sellers was determined using the 10-day moving average closing price of the ADS of iClick Cayman.

Contingent consideration was measured at fair value at the acquisition date using projected milestone dates, probabilities of success and projected financial results of the CMRS Group discounted at its fair value as of the acquisition date.

In determining the fair value of the contingent consideration, an income approach was applied by using discounted cash flows. In this approach, projected risk-adjusted contingent payments were discounted back to the current period using a discounted cash flow model. The key assumptions used to determine the fair value of the contingent consideration included projected milestone dates within 24 months after acquisition date and discount rate of 4.32%. Increase or decrease in the fair value of contingent consideration liabilities primarily resulted from changes in the estimated probabilities of achieving net profits after tax thresholds or market share prices milestones during the period.

During the year ended December 31, 2021, iClick Cayman partially settled contingent consideration payable with (i) total cash of US$2,024 and (ii) 183,740 Class A ordinary shares of iClick Cayman with a fair value of US$2,060 on the grant date of such consideration shares. The change in fair value recorded in consolidated statement of comprehensive loss under “other gains/(losses), net” for the year ended December 31, 2021 amounted to a gain of US$418.

During the year ended December 31, 2022, iClick Cayman agreed with the sellers of CMRS Group on the settlement of the outstanding contingent consideration payable with a total cash of HK$100 million (equivalent to US$12,903), out of which US$ 7,742 was settled during the year ended December 31, 2022, while the remaining amounts of US$5,161 have been settled during the year ended December 31, 2023. The fair value loss pertained to the contingent payable prior to the settlement agreement with the sellers of CMRS Group was recorded in consolidated statement of comprehensive loss under “other gains/(losses), net” for the year ended December 31, 2022 amounted to US$8,396.

4	Acquisition (Continued)
(b)	Acquisition of Sky Gem International Limited

In April 2021, iClick Cayman acquired 51% equity interest of Sky Gem International Limited and its subsidiaries (together “Sky Gem”).

Sky Gem, which is principally engaged in the business of developing and providing SaaS solution for apparel business owners across various functions including production line management, enterprise resources planning, order management system, sales channel management and customer management in the PRC, Hong Kong, Macau and Taiwan. Upon completion of the acquisition, the Company expects to increase its market share in the data-driven Enterprise Solutions segment businesses beyond digital marketing through Sky Gem.

The total purchase consideration amounted to US$3,200 which is wholly settled in cash. The acquisition was accounted for as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	3,200

Recognized amounts of identifiable assets acquired and liabilities assumed:

Other assets	2,000
Other liabilities	(17)
Non-controlling interests	(3,072)
Total identifiable net assets acquired, net of non-controlling interests	(1,089)
Goodwill (Note 13)	4,289

As of December 31, 2021, purchase consideration of US$3,200 was fully settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over total identifiable net assets acquired, net of non-controlling interests, was recorded as goodwill. Goodwill associated with the acquisition of Sky Gem was attributable to the expected synergy arising from the consolidated Enterprise Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2021.

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the contribution of net revenue and net loss of the acquired entity is less than 1% of iClick Cayman’s consolidated net revenue and net loss for the year ended December 31, 2021.

4	Acquisition (Continued)
(c)	Acquisition of a customer relationship management (“CRM”) platform

In July 2021, the Company completed an acquisition of a PRC-based CRM platform namely Parllay which provides WeChat-based CRM, e-commerce and marketing SaaS solutions to facilitate the growth of iClick Cayman’s Enterprise Solutions segment. iClick anticipates utilizing Parllay’s rich expertise in SaaS technology and the assembled workforce to further enhance iClick’s product and services and accelerate revenue of its Enterprise Solutions segment.

The total purchase consideration for all the assets amounted to US$1,825, which is wholly settled in cash. The acquisition was accounted for as a business combination as it contains outputs and a substantive process that together significantly contribute to the ability to create outputs as of the date of acquisition. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash consideration	1,825

Recognized amounts of identifiable assets acquired and liabilities assumed:

Intangible assets	279
Deferred tax liabilities	(70)
Total identifiable net assets acquired	209
Goodwill (Note 13)	1,616

As of December 31, 2021, purchase consideration of US$1,825 was fully settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over total identifiable net assets acquired was recorded as goodwill. Goodwill associated with the acquisition of Parllay was attributable to the expected synergy arising from the consolidated Enterprise Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2021.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 22.7% and a compound annual growth rate on revenue of 32% over a period of 5 years. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount
Developed technology	5 years	279

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Parllay is not material, where net revenue and net loss contributed by Parllay is less than 5% of iClick Cayman consolidated net revenue and net loss for the year ended December 31, 2021.